UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Emerging Sovereign Group LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178


13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Kevin Kenny, Jr.
Title:  Managing Member
Phone:  (212) 984-5761


Signature, Place and Date of Signing:

/s/ J. Kevin Kenny, Jr.        New York, NY                    July 27, 2011
-----------------------       -------------                   ----------------
 [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $223,414
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

NONE


                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2011



COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE      SHARED  NONE
BAIDU INC                      SPON ADR REP A  056752108  22,139     157,986  SH         Sole       None         157,986
CHANGYOU COM LTD               ADS REP CL A    15911M107  12,475     283,323  SH         Sole       None         283,323
COGNIZANT TECHNOLOGY SOLUTIO   CL A            192446102  10,329     140,835  SH         Sole       None         140,835
DISCOVERY COMMUNICATNS NEW     COM SER C       25470F302  15,077     412,490  SH         Sole       None         412,490
GOOGLE INC                     CL A            38259P508  16,663      32,906  SH         Sole       None          32,906
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR   43358R108  19,730   1,346,766  SH         Sole       None       1,346,766
MASTERCARD INC                 CL A            57636Q104  32,121     106,593  SH         Sole       None         106,593
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107  24,174     216,376  SH         Sole       None         216,376
PRICELINE COM INC              COM NEW         741503403  10,571      20,649  SH         Sole       None          20,649
SINA CORP                      ORD             G81477104  14,014     134,625  SH         Sole       None         134,625
SOHU COM INC                   COM             83408W103  10,067     139,300  SH         Sole       None         139,300
VANCEINFO TECHNOLOGIES INC     ADR             921564100  18,522     801,478  SH         Sole       None         801,478
YAHOO INC                      COM             984332106  17,534   1,165,811  SH         Sole       None       1,165,811




SK 03999 0010 1214953